Shareholders' Deficit (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	May 10, 2018	Jun. 09, 2017	Jan. 22, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Deficit (Textual)
Common shares,authorized				500,000,000		500,000,000	500,000,000
Common shares, issued				3,165,625		3,115,625	3,115,625
Common shares, outstanding				3,165,625		3,115,625	3,115,625
Common shares, voting rights				one vote		one vote
Ownership of allocation shares by manager				100.00%		100.00%
Allocation of profit				20.00%		20.00%
Interest rate				8.00%		8.00%
Net loss attributable to non-controlling interests				$ 628,210	$ 624,448	$ (546,513)	$ (194,339)
Allocation shares, authorized				1,000		1,000	1,000
Allocation shares, outstanding				1,000		1,000	1,000
Reverse stock split, description			1-for-5
Forward stock split, description	5-for-1
Increase/Decrease in issued and outstanding common shares	623,125 to 3,115,625 shares	77,887,500 to 3,115,500 shares	3,115,500 to 623,125 shares
1847 Holdco [Member]
Shareholders' Deficit (Textual)
Noncontrolling interest, ownership percentage				45.00%		45.00%
April 5, 2019 [Member] | Leonite [Member]
Shareholders' Deficit (Textual)
Common shares, issued				50,000
Noncontrolling interest, ownership percentage				4.99%
Shares issuable upon warrants exercised				200,000
Warrant exercise price				$ 1.25
Estimated fair value				$ 2.75
Leonite [Member] | April 5, 2019 [Member]
Shareholders' Deficit (Textual)
Warrant term				5 years
Dividend yield				0.00%
Expected volatility				140.30%
Weighted average risk-free interest rate				2.31%
Expected life				5 years
Noncontrolling Interest | 1847 Holdco [Member]
Shareholders' Deficit (Textual)
Noncontrolling interest, ownership percentage				30.00%
Noncontrolling Interest | 1847 Neese [Member]
Shareholders' Deficit (Textual)
Acquisition interest acquired				55.00%
Noncontrolling Interest | 1847 Holdco [Member]
Shareholders' Deficit (Textual)
Acquisition interest acquired				70.00%
Net loss attributable to non-controlling interests				$ 464,518